Flight equipment held for operating leases, net	6 Months Ended
Jun. 30, 2020
Property Subject to or Available for Operating Lease, Net [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the six months ended June 30, 2020 and 2019 were as follows:

	Six Months Ended June 30,
	2020	2019
Net book value at beginning of period	$35,870,781	$35,052,335
Additions	584,229	2,119,396
Depreciation	(814,933)	(832,186)
Disposals and transfers to held for sale	(163,156)	(1,015,376)
Transfers to net investment in finance and sales-type leases/other assets	(38,707)	(46,837)
Impairment (Note 19)	(81,886)	(22,084)
Net book value at end of period	$35,356,328	$35,255,248

Accumulated depreciation as of June 30, 2020 and 2019	$(8,229,943)	$(7,132,213)